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02.28 VIP Equity-Income Portfolio Initial, Service, Service 2 PRO-08 | Equity-Income Portfolio
Fund Summary Fund/Class:<br/>VIP Equity-Income Portfolio℠/Initial Class, Service Class, Service Class 2
Investment Objective

The fund seeks reasonable income. The fund will also consider the potential for capital appreciation. The fund's goal is to achieve a yield which exceeds the composite yield on the securities comprising the S&P 500® Index.

Fee Table

The following table describes the fees and expenses that may be incurred, directly or indirectly, when you, as a variable product owner, buy and hold interests in a separate account that invests in shares of the fund. The table does not include any fees or other expenses of any variable annuity or variable life insurance product; if it did, overall fees and expenses would be higher.

Fees
Shareholder Fees {- Equity-Income Portfolio}	02.28 VIP Equity-Income Portfolio Initial, Service, Service 2 PRO-08 Equity-Income Portfolio USD ($)
(fees paid directly from your investment)

Annual Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Operating Expenses {- Equity-Income Portfolio} - 02.28 VIP Equity-Income Portfolio Initial, Service, Service 2 PRO-08 - Equity-Income Portfolio	VIP Equity-Income Portfolio-Initial VIP	VIP Equity-Income Portfolio-Service VIP	VIP Equity-Income Portfolio-Service 2 VIP
Management fee	0.44%	0.44%	0.44%
Distribution and/or Service (12b-1) fees	none	0.10%	0.25%
Other expenses	0.09%	0.09%	0.09%
Total annual operating expenses	0.53%	0.63%	0.78%

This example helps compare the cost of investing in the fund with the cost of investing in other funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. This example does not include any fees or other expenses of any variable annuity or variable life insurance product; if it did, overall expenses would be higher. For every $10,000 invested, here's how much you, as a variable product owner, would pay in total expenses if all interests in a separate account that invests in shares of the fund were redeemed at the end of each time period indicated:

Sell All Shares
Expense Example {- Equity-Income Portfolio} - 02.28 VIP Equity-Income Portfolio Initial, Service, Service 2 PRO-08 - Equity-Income Portfolio - USD ($)	VIP Equity-Income Portfolio-Initial VIP	VIP Equity-Income Portfolio-Service VIP	VIP Equity-Income Portfolio-Service 2 VIP
1 year	$ 54	$ 64	$ 80
3 years	170	202	249
5 years	296	351	433
10 years	$ 665	$ 786	$ 966

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 32% of the average value of its portfolio.

Principal Investment Strategies
  Normally investing at least 80% of assets in equity securities.
  Normally investing primarily in income-producing equity securities, which tends to lead to investments in large cap "value" stocks.
  Potentially investing in other types of equity securities and debt securities, including lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities or junk bonds).
  Investing in domestic and foreign issuers.
  Using fundamental analysis of factors such as each issuer's financial condition and industry position, as well as market and economic conditions, to select investments.
  Potentially using covered call options as tools in managing the fund's assets.

Principal Investment Risks
  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
  Interest Rate Changes. Interest rate increases can cause the price of a debt security to decrease.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. Lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities or junk bonds) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.
  "Value" Investing. "Value" stocks can perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time.

You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time. The index description appears in the "Additional Index Information" section of the prospectus. Returns for shares of the fund do not include the effect of any sales charges or other expenses of any variable annuity or variable life insurance product; if they did, returns for shares of the fund would be lower. Past performance is not an indication of future performance.

Year-by-Year Returns Calendar Years

During the periods shown in the chart for Initial Class:	Returns	Quarter ended
Highest Quarter Return	11.91%	March 31, 2019
Lowest Quarter Return	-15.01%	September 30, 2011

Average Annual Returns
For the periods ended December 31, 2019
Average Annual Total Returns{- Equity-Income Portfolio} - 02.28 VIP Equity-Income Portfolio Initial, Service, Service 2 PRO-08 - Equity-Income Portfolio	Past 1 year	Past 5 years	Past 10 years
VIP Equity-Income Portfolio-Initial VIP | Return Before Taxes	27.44%	8.35%	11.01%
VIP Equity-Income Portfolio-Service VIP | Return Before Taxes	27.32%	8.25%	10.90%
VIP Equity-Income Portfolio-Service 2 VIP | Return Before Taxes	27.11%	8.08%	10.73%
Russell 3000® Value Index(reflects no deduction for fees, expenses, or taxes)	26.26%	8.20%	11.71%